Commitments and Contingencies - Minimum lease obligations (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating Leases Future Minimum Payments Due
2019	$ 170
2020	158
2021	142
2022	126
2023	110
Thereafter	784
Total	1,490
Operating Leases Future Minimum Receipts
2019	59
2020	48
2021	35
2022	23
2023	10
Thereafter	7
Total	$ 182